Stockholders' Equity and Stock Incentive Plans (Restricted Stock Units, Performance Stock Units and Career Shares) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 17,413	$ 15,518	$ 19,264
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	442,879	542,220	541,016
Share-based compensation expense	$ 7,463	$ 8,883	$ 9,909
Non-Option Award Activity [Roll Forward]
Outstanding, beginning of period	1,961,118	2,320,826	2,534,496
Canceled	(38,964)	(30,400)	(40,800)
Vested / awarded	(727,821)	(871,528)	(713,886)
Outstanding, end of period	1,637,212	1,961,118	2,320,826
Granted, weighted average grant date fair value (in USD per share)	$ 27.40	$ 18.06	$ 19.05
Total unrecognized share-based compensation costs related to unvested stock options	$ 0
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition	2 years 6 months 2 days
Performance Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	275,305	241,235	240,156
Share-based compensation expense	$ 7,381	$ 3,353	$ 5,135
Non-Option Award Activity [Roll Forward]
Outstanding, beginning of period	1,129,078	1,249,480	1,411,640
Canceled	0	0	(2,677)
Vested / awarded	(268,429)	(213,365)	(663,945)
Outstanding, end of period	1,062,547	1,129,078	1,249,480
Granted, weighted average grant date fair value (in USD per share)	$ 28.94	$ 17.75	$ 16.75
Total unrecognized share-based compensation costs related to unvested stock options	$ 6,900
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition	2 years 8 months 13 days
Shares to be issued to settle PSUs	1,400,000
Evaluation of performance conditions, period	3 years
Awards if no conditions met, percentage	0.00%
Awards if only threshhold performance met, percentage	50.00%
Awards for target performance, percentage	100.00%
Awards for maximum performance, percentage (up to 200%)	200.00%
Award vesting period	3 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,193	$ 1,974	$ 2,821
Non-Option Award Activity [Roll Forward]
Total unrecognized share-based compensation costs related to unvested stock options	$ 200
Total unrecognized share-based compensation costs related to unvested stock options, period for recognition	1 year 4 months 26 days
Performance Shares Adjustment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	(73,407)	(148,272)	264,306
Career Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	66,000	73,064	103,018
Share-based compensation expense	$ 1,376	$ 1,308	$ 1,399
Non-Option Award Activity [Roll Forward]
Outstanding, beginning of period	1,041,639	968,575	896,585
Canceled	(11,236)	0	0
Vested / awarded	(82,944)	0	(31,028)
Outstanding, end of period	1,013,459	1,041,639	968,575
Granted, weighted average grant date fair value (in USD per share)	$ 20.41	$ 19.01	$ 12.51
Total unrecognized share-based compensation costs related to unvested stock options	$ 1,100
Executive Officer | Career Shares
Non-Option Award Activity [Roll Forward]
Award eligibility, minimum age	55 years
Award requisite service period	10 years
Service period, Tranche 1	10 years
Service period, Tranche 2	15 years
Service period, Tranche 3	20 years
Stock Incentive Plan 2012 [Member] | Stock Options
Non-Option Award Activity [Roll Forward]
Award vesting period	3 years
Common Stock
Non-Option Award Activity [Roll Forward]
Stock Issued During Period, Shares, Performance Stock Award, Net	173,653	159,027	481,749
Common Stock | PSU - Nov 2013 [Domain]
Non-Option Award Activity [Roll Forward]
Shares to be issued to settle PSUs	0.80
Stock Issued During Period, Shares, Performance Stock Award, Gross	268,429
Stock Issued During Period, Shares, Performance Stock Award, Taxes	94,776
Stock Issued During Period, Shares, Performance Stock Award, Net	173,653
Common Stock | PSU - Dec 2012 [Domain]
Non-Option Award Activity [Roll Forward]
Shares to be issued to settle PSUs	0.59
Stock Issued During Period, Shares, Performance Stock Award, Gross	213,365
Stock Issued During Period, Shares, Performance Stock Award, Taxes	54,338
Stock Issued During Period, Shares, Performance Stock Award, Net	159,027